Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] EUR (€)	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] SEK	Dec. 31, 2012 Hedge On Rd And Other Operating Expense Forecasted [Member] SGD	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] EUR (€)	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] SEK	Dec. 31, 2012 Hedge On Manufacturing Cost Forecast [Member] SGD
Derivative [Line Items]
Forward contracts	€ 191	821		€ 263		178
Currency options	€ 179			€ 338